INCOME TAXES - Valuation allowance (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Valuation allowance
Valuation allowance additions due to acquisition		¥ 0.0	¥ 3.0
Loss carryforwards		722.0
Uncertain tax benefits
Interest or penalty expense		0.0	0.0	¥ 0.0
Roll-forward of the unrecognized tax benefits
Beginning balance		26.0	20.0	15.0
Addition for tax positions		(12.0)	6.0	5.0
Ending balance		¥ 14.0	26.0	20.0
Withholding income tax rate (as a percentage)	10.00%	10.00%
Withholding income tax rate with Hong Kong as holding company (as a percentage)	5.00%	5.00%
PRC dividend withholding tax accrued		¥ 34.0
PRC dividend withholding tax liability		18.0
Future annual dividend distribution | $	$ 100
Additional provision for PRC dividend withholding tax accrued		¥ 0.0
Period of statute of limitations	3 years	3 years
Period of statute of limitations, if the underpayment is more than the specified amount	5 years	5 years
Minimum amount of underpayment of taxes for statute of limitations to be extended to five years		¥ 0.1
Period of statute of limitations for transfer pricing issues	10 years	10 years
Valuation allowance for deferred tax assets
Valuation allowance
Charge to costs and expenses		¥ 36.0	60.0	55.0
Valuation allowance additions due to acquisition			3.0	12.0
Charge taken against allowance		43.0	47.0	17.0
Write off		¥ 9.0	¥ 8.0	¥ 28.0